Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Company's Consolidated Capital Ratios	The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2020
Total Capital to Risk
Weighted Assets:
Consolidated	$59,237	11.7%	$40,675	8.0%
Uwharrie Bank	65,844	13.1%	40,272	8.0%	50,340	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	55,077	10.8%	30,506	6.0%
Uwharrie Bank	61,442	12.2%	30,204	6.0%	40,272	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	44,422	8.7%	22,880	4.5%
Uwharrie Bank	50,787	10.1%	22,653	4.5%	32,721	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	55,077	6.9%	32,033	4.0%
Uwharrie Bank	61,442	7.7%	31,828	4.0%	39,785	5.0%

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2019
Total Capital to Risk
Weighted Assets:
Consolidated	$60,509	14.1%	$34,387	8.0%
Uwharrie Bank	58,082	13.6%	34,098	8.0%	42,622	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	48,536	11.3%	25,790	6.0%
Uwharrie Bank	56,101	13.2%	25,573	6.0%	34,098	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	37,881	8.8%	19,343	4.5%
Uwharrie Bank	45,446	10.7%	19,180	4.5%	27,704	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	48,536	7.4%	26,336	4.0%
Uwharrie Bank	56,101	8.5%	26,249	4.0%	32,812	5.0%